Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Non-Current Assets
10.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayment to acquire a building (1)	404,725	—
Employee loans (2)	28,902	30,702
Rental deposits (3)	9,735	5,245
Others	1,266	4,216
Total	444,628	40,163

(1)

The amount represented the prepayment made in 2018 for a building (Building D) in Wuhan. In March 2021, Building D was completed for intended use and the prepayment was transferred to property and equipment (Note 6) and relevant input VAT.

(2)

In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.

(3)	The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.